Schedule Of Private Placement Warrants Activity (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Class of Warrant or Right, Outstanding, Beginning of Period	42,218,154	37,534,054
Class of Warrant or Right, Outstanding, Weighted Average Exercise Price, Beginning of Period	$ 0.90	$ 0.92
Class of Warrant or Right, Weighted Average Remaining Contractual Term, Beginning of Period	2 years 2 months 5 days	2 years 6 months 7 days
Class of Warrant or Right, Grants in Period, Net of Forfeitures	21,022,401	4,921,600
Class of Warrant or Right, Grants in Period, Weighted Average Exercise Price	$ 0.88	$ 0.75
Class of Warrant or Right, Grants in Period, Weighted Average Remaining Contractual Term	3 years 5 months 16 days	3 years 9 months 25 days
Class of Warrant or Right, Forfeitures in Period	0	(200,000)
Class of Warrant or Right, Forfeitures in Period, Weighted Average Exercise Price	$ 0	$ 0.53
Class of Warrant or Right, Forfeitures in Period, Weighted Average Remaining Contractual Term	0 years	0 years
Class of Warrant or Right, Exercises in Period	(150,000)	0
Class of Warrant or Right, Exercises in Period, Weighted Average Exercise Price	$ 0.25	$ 0
Class of Warrant or Right, Exercised, Weighted Average Remaining Contractual Term	0 years	0 years
Class of Warrant or Right, Expirations in Period	(37,500)	(37,500)
Class of Warrant or Right, Expirations in Period, Weighted Average Exercise Price	$ 1.88	$ 1.88
Class of Warrant or Right, Expirations in Period, Weighted Average Remaining Contractual Term	0 years	0 years
Class of Warrant or Right, Outstanding, End of Period	63,053,055	42,218,154
Class of Warrant or Right, Outstanding, Weighted Average Exercise Price, End of Period	$ 0.89	$ 0.90
Class of Warrant or Right, Weighted Average Remaining Contractual Term, End of Period	1 year 11 months 8 days	2 years 2 months 5 days